2. BASIS OF PREPARATION: Basis of Measurement (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Basis of Measurement

Basis of Measurement

The consolidated financial statements are prepared on an accrual basis and historical cost basis, except for certain financial instruments, which are measured at fair value. These consolidated financial statements are prepared and presented in Canadian dollar (“CAD”) and represented by a dollar sign ($). The functional currency of the Company is the Canadian dollar, and the functional currency of the subsidiaries is Canadian dollar, United States of America (“USD”) dollar, euro, GBP, AED, New Taiwan dollar and Turkish Lira. In addition to Canada, the Company has operations in the United States of America, UAE, UK, Germany, Taiwan and Turkey.

The Company has a facility in Sharjah, UAE. ZenaTech plans to open a manufacturing facility in Nevada, USA and sales offices related to the drones in Germany, Ireland, United Arab Emirates, and United Kingdom. ZenaTech is negotiating with potential drone clients in Europe, Asia and South America.